Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit (loss) for the year	₪ 43,749	₪ 7,293	₪ (36,040)
Impact of USD [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) for the year	₪ 417